SIGNIFICANT TRANSACTIONS - Significant Transactions in 2023 (Details) ৳ in Millions, $ in Millions, ₽ in Billions							1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) renewalPeriod	Dec. 31, 2023 BDT (৳) renewalPeriod	Nov. 15, 2023 BDT (৳) tower	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BDT (৳)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 BDT (৳)
Maturity profile of the Group's financial liabilities
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation								$ (3,414)		$ (558)	$ 0
Right-of-use assets	$ 821							821		706	1,833
Additions								318		526
Foreign currency translation								598		480	200
Russia
Maturity profile of the Group's financial liabilities
Loss on disposal								3,746		$ 0	$ 0
Russia | Assets and liabilities classified as held for sale | Discontinued operations
Maturity profile of the Group's financial liabilities
Consideration received in cash								1,294
Loss on disposal								3,746
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation								3,414
Russia
Maturity profile of the Group's financial liabilities
Consideration received in cash				$ 1,294	$ 1,294	₽ 130
Deferred consideration, receivable reassigned	11							11
Tower portfolio in Bangladesh
Maturity profile of the Group's financial liabilities
Right-of-use assets	45							45				৳ 5,000
Lease liabilities	92							92				10,000
Unitel LLC | Russia
Maturity profile of the Group's financial liabilities
Notional amount				$ 1,576
Deferred consideration	72							72
Unitel LLC | Russia | Issue of notes
Maturity profile of the Group's financial liabilities
Notional amount	1,005							1,005
PJSC Vimpelcom | Russia | Issue of notes
Maturity profile of the Group's financial liabilities
Notional amount	72							72
Banglalink Digital Communications Limited | Tower portfolio in Bangladesh
Maturity profile of the Group's financial liabilities
Number of towers | tower			2,012
Towers sold as a percentage of total infrastructure portfolio			0.3333
Consideration received for PPE	$ 97	৳ 11,000	৳ 11,000
Lease period	12 years	12 years
Number of optional agreement renewals | renewalPeriod	7	7
Renewal period	10 years	10 years
Legal and regulatory costs	$ 8	৳ 855
Gains from sale and leaseback	34	4,000
Right-of-use assets	5							5				550
Disposals, property, plant and equipment	9	৳ 950
Lease liabilities	$ 52							52				৳ 6,000
Additional lease liabilities recognized								40	৳ 4,000
Additions								40	৳ 4,000
PJSC Vimpelcom | VEON Holdings B.V.
Maturity profile of the Group's financial liabilities
Proceeds								$ 2,140
Debt repayment							$ 406